Investments (Leverage Leases - Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Other Information	The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 30 years.
Percentage of rental receivables performing	100.00%	100.00%
Leveraged Leases [Abstract]
Deferred income tax liability related to leveraged leases	$ 1.5	$ 1.6
Performing Financing Receivable [Member] | Minimum
Percentage of rental receivables performing	99.00%	99.00%